Net result on derecognition of financial assets measured at amortised cost (Tables)	12 Months Ended
Dec. 31, 2020
Net result on derecognition of financial assets measured at amortised cost [Abstract]
Schedule of net result on derecognition of financial assets measured at amortised cost
Net result on derecognition of financial assets measured at amortised cost
	2020	2019[1]	2018[1]
Loans at amortised cost	4	13	17
Securities at amortised cost	185	24	0
Net result on derecognition of financial assets measured at amortised cost	189	38	18

1 Net result on derecognition of financial assets measured at amortised cost was included in note 26 Other income in prior years.